UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute Return Fund

(Exact name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

COPY TO:

Leonard B. Mackey, Jr., Esq.

Clifford Chance US LLP

31 West 52nd Street

New York, NY 10019

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

[LOGO] Morgan Stanley

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to limited partners pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS
ABSOLUTE RETURN FUND

Financial Statements (Unaudited)

For the Period from January 1, 2006
(Commencement of Operations) to
June 30, 2006

Alternative Investment Partners Absolute Return Fund

Financial Statements (Unaudited)

For the Period from January 1, 2006 (Commencement of Operations) to

June 30, 2006

Alternative Investment Partners Absolute Return Fund

Statement of Assets and Liabilities (Unaudited)

June 30, 2006

Assets
Investments in investment funds, at fair value (cost $ 30,000,000)	$32,088,960
Short-term investments (cost $ 137,727)	137,727
Prepaid investments in investment funds	5,500,000
Other assets	52,909

Total assets	37,779,596

Liabilities
Subscriptions received in advance	5,618,300
Management fee payable	119,181
Shareholder servicing fee payable	39,267
Trustees’ fee payable	1,764
Accrued expenses and other liabilities	229,342

Total liabilities	6,007,854

Net assets	$31,771,742

Net assets consist of:
Paid-in capital	$30,300,000
Accumulated net investment loss	(617,218)
Accumulated net unrealized appreciation on investments	2,088,960

Net assets	$31,771,742

Net asset value per share:
30,286.470 shares issued and outstanding, no par value, 500,000 authorized shares	$1,049.04
Maximum offering price per share ($ 1,049.04 plus sales load of 2% of offering price)	$1,070.02

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Statement of Operations (Unaudited)

For the Period from January 1, 2006 (Commencement of Operations) to

June 30, 2006

Investment income
Interest	$6,787

Expenses
Management fees	235,899
Accounting, administration and tax fees	127,125
Professional fees	120,000
Transfer agent fees	64,569
Shareholder servicing fees	39,267
Custody fees	10,985
Trustees’ fees	1,764
Other	24,396

Total expenses	624,005

Net investment loss	(617,218)

Unrealized gain from investments:
Net change in unrealized appreciation/depreciation on investments in investment funds	2,088,960

Net increase in net assets resulting from operations	$1,471,742

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Statement of Changes in Net Assets (Unaudited)

For the Period from January 1, 2006 (Commencement of Operations) to

June 30, 2006

Net increase in net assets resulting from operations
Net investment loss	$(617,218)
Net change in unrealized appreciation/depreciation on investments	2,088,960

Net increase in net assets resulting from operations	1,471,742

Shareholder transactions
Subscriptions (representing 30,186.470 shares)	30,200,000

	31,671,742
Net assets, beginning of period	100,000	*

Net assets, end of period	$31,771,742

*	-The Fund was initially capitalized with $100,000 (representing 100 shares) of capital on December 30, 2005.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Statement of Cash Flows (Unaudited)

For the Period from January 1, 2006 (Commencement of Operations) to

June 30, 2006

Cash flows from operating activities
Net increase in net assets resulting from operations	$1,471,742
Net change in unrealized appreciation/depreciation on investments in investment funds	(2,088,960)
Purchase of investments in investment funds	(30,000,000)
Increase in short-term investments	(137,727)
Increase in prepaid investments in investment funds	(5,500,000)
Increase in other assets	(52,909)
Increase in management fee payable	119,181
Increase in shareholder servicing fee payable	39,267
Increase in trustees’ fee payable	1,764
Increase in accrued expenses and other liabilities	229,342

Net cash used in operating activities	(35,918,300)

Cash flows from financing activities
Proceeds from shareholder subscriptions	35,818,300

Net decrease in cash	(100,000)
Cash at beginning of period	100,000

Cash at end of period	$—

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

June 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	First Available Redemption Date*	Liquidity**
Investment Funds
Equity Long/Short - High Hedge
Highbridge Long/Short Equity Fund, L.P.	1/1/2006	$1,200,000	$1,218,443	3.83%	N/A	Quarterly

Total Equity Long/Short - High Hedge		1,200,000	1,218,443	3.83

Equity Long/Short - Opportunistic
Calypso Qualified Partners, LP	1/1/2006	1,700,000	1,705,083	5.37	N/A	Monthly
Delta Institutional, LP	1/1/2006	1,200,000	1,279,863	4.03	12/31/2006	Quarterly
East Side Capital, L.P.	1/1/2006	1,200,000	1,218,211	3.83	N/A	Annually
Karsch Capital II, LP	1/1/2006	1,400,000	1,435,855	4.52	N/A	Quarterly
Lansdowne Global Financials Fund, L.P.	1/1/2006	1,200,000	1,243,691	3.91	N/A	Monthly
Visium Balanced Fund, LP	1/1/2006	1,200,000	1,295,311	4.08	12/31/2006	Quarterly

Total Equity Long/Short - Opportunistic		7,900,000	8,178,014	25.74

Event Driven Credit
Plainfield Special Situations Onshore Feeder Fund LP	1/1/2006	1,200,000	1,324,980	4.17	12/31/2006	Quarterly

Total Event Driven Credit		1,200,000	1,324,980	4.17

Fixed Income Arbitrage
Oak Hill CCF Partners, L.P.	1/1/2006	1,700,000	1,821,142	5.73	N/A	Monthly

Total Fixed Income Arbitrage		1,700,000	1,821,142	5.73

Macro
Brevan Howard L.P.	1/1/2006	1,500,000	1,635,881	5.15	N/A	Monthly

Total Macro		1,500,000	1,635,881	5.15

Merger/Risk Arbitrage
Deephaven Event Fund LLC	1/1/2006	1,200,000	1,344,258	4.23	N/A	Quarterly

Total Merger/Risk Arbitrage		1,200,000	1,344,258	4.23

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	First Available Redemption Date*	Liquidity**
Investment Funds (continued)

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	1/1/2006	$1,500,000	$1,586,232	4.99%	3/31/2007	Annually
Parmenides Fund, L.P.	1/1/2006	1,200,000	1,236,869	3.90	N/A	Monthly

Total Mortgage Arbitrage		2,700,000	2,823,101	8.89

Multi-Strategy
Amaranth Capital Partners LLC	1/1/2006	1,800,000	2,169,150	6.83	1/31/2007	Annually
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	2,100,000	2,228,875	7.01	N/A	Quarterly
HBK Fund L.P.	1/1/2006	2,100,000	2,233,000	7.03	N/A	Quarterly
Polygon Global Opportunities Fund LP	1/1/2006	1,500,000	1,661,411	5.23	N/A	Quarterly

Total Multi-Strategy		7,500,000	8,292,436	26.10

Other Arbitrage
Laxey Investors L.P.	1/1/2006	1,200,000	1,269,330	4.00	N/A	Monthly

Total Other Arbitrage		1,200,000	1,269,330	4.00

Restructurings and Value
Icahn Partners LP	1/1/2006	1,200,000	1,325,599	4.17	12/31/2006	Semi-Annually
OZ Asia Domestic Partners, L.P.	1/1/2006	1,800,000	1,853,344	5.83	3/31/2007	Annually

Total Restructurings and Value		3,000,000	3,178,943	10.00

Statistical Arbitrage
Thales Fund, L.P.	1/1/2006	900,000	1,002,432	3.16	N/A	Quarterly

Total Statistical Arbitrage		900,000	1,002,432	3.16

Total Investments in Investment Funds		30,000,000	32,088,960	101.00

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2006

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets	First Available Redemption Date*	Liquidity**
Short-Term Investments
State Street Euro Dollar Time Deposit 1.80% due 07/03/06		$137,727	$137,727	0.43%

Total Short-Term Investments		137,727	137,727	0.43

Total Investments in Investment Funds and Short-Term Investments		$30,137,727	32,226,687	101.43

Other Assets, less Liabilities			(454,945)	(1.43)

Total Net Assets			$31,771,742	100.00%

Detailed information about the Investment Funds’ portfolios is not available.

*	From original investment date. Subsequent tranches may have lock-ups that extend beyond June 30, 2006.
**	Available frequency of redemptions after initial lock-up period

N/A Initial lock-up period has either expired on or prior to June 30, 2006 or Investment Fund did not have an initial lock-up period.

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

June 30, 2006

Strategy Allocation	Percent of Net Assets
Multi-Strategy	26.10%
Equity Long/Short - Opportunistic	25.74
Restructurings and Value	10.00
Mortgage Arbitrage	8.89
Fixed Income Arbitrage	5.73
Macro	5.15
Merger/Risk Arbitrage	4.23
Event Driven Credit	4.17
Other Arbitrage	4.00
Equity Long/Short - High Hedge	3.83
Statistical Arbitrage	3.16
Short-Term Investments	0.43

Total Investments in Investment Funds and Short-Term Investments	101.43%

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited)

June 30, 2006

1. Organization

Alternative Investment Partners Absolute Return Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on April 28, 2005 pursuant to an Agreement and Declaration of Trust (the “Trust Deed”) and commenced operations on January 1, 2006. The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund’s investment objective is to seek capital appreciation principally through investing in investment funds (“Investment Funds”) managed by third party investment managers who employ a variety of “absolute return” investment strategies in pursuit of attractive risk-adjusted returns consistent with the preservation of capital. “Absolute return” refers to a broad class of investment strategies that are managed without reference to the performance of equity, debt and other markets. “Absolute return” investment strategies allow investment managers the flexibility to use leveraged or short-sale positions to take advantage of perceived inefficiencies across the global capital markets. The Fund may seek to gain investment exposure to certain Investment Funds or to adjust market or risk exposure by entering into derivative transactions, such as total return swaps, options and futures.

Morgan Stanley Alternative Investment Partners LP serves as the Fund’s “Special Shareholder,” as defined in the Fund’s Statement of Additional Information. The Special Shareholder shall make such contributions to the capital of the Fund from time to time in an amount sufficient for the Fund to be treated as a partnership for U.S. federal income tax purposes. Morgan Stanley AIP GP LP, the general partner of the Special Shareholder, serves as the Fund’s investment adviser (the “Adviser”) and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund’s Board of Trustees (the “Board”). The Adviser is registered as an investment adviser under the U.S. Investment Advisers Act of 1940, as amended. The Special Shareholder and the Adviser are affiliates of Morgan Stanley. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Board has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations. A majority of the members of the Board are not “interested persons” (as defined by the 1940 Act) of the Fund or the Adviser.

The Fund offers on a continuous basis through Morgan Stanley Distribution Inc. and Van Kampen Funds Inc. (each a “Distributor” and, collectively, the “Distributors”) $500,000,000 of shares of beneficial interest (“Shares”). Shares were offered at an initial offering price of $1,000 per Share, plus any applicable sales load, and are offered monthly thereafter at the Fund’s then current net asset value per Share, plus any applicable sales load. The Distributors may enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

1. Organization (continued)

Shares are sold only to investors (“Shareholders”) that represent that they are “accredited investors” within the meaning of Rule 501 (a) of Regulation D promulgated under the Securities Act of 1933, as amended. The minimum initial investment in the Fund by any Shareholder is $100,000 and the minimum additional investment in the Fund by any Shareholder is $50,000. The Fund may modify these minimums from time to time. Shareholders may only purchase their Shares through a Distributor or a Selling Agent.

The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply up to 15% of the net assets of the Fund. Repurchases are made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. Subject to the approval of the Board, the Fund makes such offers to repurchase Shares (or portions of them) from Shareholders quarterly on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day). In general, the Fund initially pays at least 90% of the estimated value of the repurchased Shares (or portions of them) to Shareholders within 30 days after the value of the Shares to be repurchased is determined, and the remaining amount is paid out promptly after completion of the annual audit of the Fund and preparation of the Fund’s audited financial statements.

2. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including the estimated fair value of investments. Actual results could differ from those estimates.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

At June 30, 2006, 99.57% of the Fund’s portfolio was comprised of investments in Investment Funds. The remainder of the portfolio was invested in a Eurodollar time deposit. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by the Investment Fund’s investment manager from time to time, usually monthly. Such valuations are generally net of management and performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements and offering memoranda. The Fund’s investments in Investment Funds are subject to the terms

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Portfolio Valuation (continued)

and conditions of the respective operating agreements and offering memoranda, as appropriate. Where no fair value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its value, the Adviser will determine, in good faith, the fair value of the Investment Fund under procedures adopted by the Board and subject to Board supervision. In accordance with the Fund’s Prospectus, the Adviser values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, “Disclosures about Fair Values of Financial Instruments,” approximates the carrying amounts presented in the Statement of Assets and Liabilities.

Income Recognition and Expenses

The Fund recognizes interest income on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly. The change in Investment Funds’ net asset value is included in net change in unrealized appreciation/depreciation on investments in Investment Funds in the Statement of Operations. Redemptions received, whether in the form of cash or securities, are applied as a reduction of the Investment Fund’s cost, and realized gain (loss) from investments in Investment Funds is calculated using specific identification.

The Fund maintains a separate capital account for each Shareholder. Net profits or net losses of the Fund for each of its fiscal periods are allocated among and credited to or debited against the capital accounts of all Shareholders as of the last day of each month in accordance with the Shareholders’ investment percentages as of the first day of each month. Net profits or net losses are measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation on investments, income (net of accrued expenses) and realized gains or losses, before giving effect to any repurchases by the Fund of Shares or portions of Shares.

Short-Term Investments

The Fund treats all highly liquid financial instruments that have original maturities within 60 days of acquisition as short-term investments. Short-term investments are valued at cost plus accrued interest, which approximates fair value. Short-term investments are invested overnight in a short-term time deposit with the Fund’s custodian, State Street Bank and Trust Company (“State Street”).

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

Income and Withholding Taxes

No provision for federal, state, or local income taxes is required in the financial statements. In accordance with the U.S. Internal Revenue Code of 1986, as amended, each of the Shareholders and Special Shareholder is to include its respective share of the Fund’s realized profits or losses in its individual tax returns.

The Fund is required to withhold U.S. tax from U.S. source dividends and effectively connected income allocable to its foreign Shareholders and to remit those amounts to the U.S. Internal Revenue Service. The rate of withholding is generally the rate at which the particular foreign Shareholders is subject to U.S. federal income tax. The foreign Shareholders are obligated to indemnify the Fund for any taxes that the Fund is required to withhold as well as any interest or penalties. Withholding taxes are specifically allocated to the capital accounts of the foreign Shareholders who incur the withholding. For the period from January 1, 2006 (commencement of operations) to June 30, 2006, the Fund did not withhold or pay any taxes.

If the Fund is required to withhold U.S. or other applicable foreign tax with respect to the share of Fund income allocable to any Shareholder, then the Fund, without limitation of any other rights of the Fund, will cause the amount of the obligation to be debited against the capital account of the Shareholder when the Fund pays the obligation, and any amounts then or in the future distributable to the Shareholder will be reduced by the amount of the taxes. If the amount of the taxes is greater than any distributable amounts, then the Shareholder and any successor to the Shareholder’s Shares will pay to the Fund as a capital subscription, upon demand by the Fund, the amount of the excess.

3. Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, including, but not limited to, expenses borne indirectly through the Fund’s investments in the underlying Investment Funds. The Adviser has contractually agreed to waive and/or reimburse the Fund for expenses (other than extraordinary expenses) to the extent necessary in order to cap the Fund’s total annual operating expenses at 2.25% for the 12-month period beginning on the Initial Closing Date, which was July 1, 2006.

The Distributors and Selling Agents may charge Shareholders a sales load of up to 2% of the Shareholder’s purchase. Investments of $100,000-$499,999 are subject to a maximum sales load of 2%; investments of $500,000-$999,999 are subject to a maximum sales load of 1.5%; investments of $1,000,000-$4,999,999 are subject to a maximum sales load of 1%; and investments of $5,000,000 or more are not subject to a sales load. The Distributor or Selling Agent may, in its discretion, waive the sales load for certain Shareholders. In addition, purchasers of Shares in conjunction with certain “wrap” fee, asset allocation or other managed asset programs sponsored by an investment adviser, including an affiliate of the Adviser, or Morgan Stanley and its affiliates (including the Adviser) and the directors, partners, principals, officers and employees of Morgan Stanley and its affiliates may not be charged a sales load by the Distributors or Selling Agents.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

3. Management Fee, Related Party Transactions and Other (continued)

In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.125% (1.50% on an annualized basis) of the Fund’s month end net asset value. The management fee is an expense paid out of the Fund’s assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month, before adjustments for any redemptions effective on that day. The management fee is in addition to the asset-based fees and incentive allocations charged by the underlying Investment Funds and indirectly paid by Shareholders in the Fund. For the period from January 1, 2006 to June 30, 2006, the Fund incurred management fees of $235,899, of which $119,181 was payable to the Adviser at June 30, 2006.

The Fund pays the Distributors, and the Distributors will pay each financial institution, broker-dealer and other industry professional (collectively, “Service Agents”), that enters into a shareholder servicing agreement with the Fund a quarterly shareholder servicing fee of 0.0625% (0.25% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the respective Distributor or Service Agent who are invested in the Fund through the Distributor’s or Service Agent’s distribution efforts. In exchange for this fee, the Distributor or the Service Agent, as the case may be, responds to Shareholder inquiries about the Fund, facilitates Fund communications with Shareholders, assists Shareholders in changing account designations or addresses, and assists Shareholders in processing repurchase requests. For the period from January 1, 2006 (commencement of operation) to June 30, 2006, the Fund incurred shareholder servicing fees of $39,267, all of which were payable to the Distributors at June 30, 2006.

The Adviser has borne the Fund’s organizational and offering costs, estimated at $670,000.

State Street provides accounting and administrative services to the Fund. Under an administrative services agreement, State Street is paid an administrative fee computed and payable monthly at an annual rate of 0.06% of the Fund’s average monthly net assets. In addition, the Fund is charged for certain reasonable out-of-pocket expenses incurred by State Street on its behalf.

State Street also serves as the Fund’s custodian. Custody fees are payable monthly based on assets held in custody and investment purchases and sales activity, plus reimbursement for certain reasonable out-of-pocket expenses.

At June 30, 2006, all Shareholders were affiliates of Morgan Stanley.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, written option contracts, and equity swaps. The Fund’s risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4. Financial Instruments with Off-Balance Sheet Risk (continued)

Options

The Fund may utilize options and “synthetic” options written by broker-dealers or other permissible financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter markets. Options are valued based on market values provided by dealers. When options are purchased over-the-counter, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and, in such cases, the Adviser may have difficulty closing out the Fund’s position. Over-the-counter options also may include options on “baskets” of specific securities.

The Fund may purchase call and put options on specific securities for hedging purposes in pursuing its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option.

The Fund may purchase call and put options on stock indices listed on national securities exchanges or traded in the over-the-counter market for hedging purposes and non-hedging purposes in seeking to achieve its investment objective. A stock index fluctuates with changes in the market values of the stocks included in the index. Successful use of options on stock indices will be subject to the Adviser’s ability to correctly predict movements in the direction of the stock market generally or of a particular industry or market segment, which requires different skills and techniques from those involved in predicting changes in the price of individual stocks. There were no option contracts outstanding as of June 30, 2006.

Swap Agreements

The Fund may enter into equity, interest rate, index and currency rate swap agreements. These transactions will be undertaken in an attempt to obtain a particular return when the Adviser determines appropriate, possibly at a lower cost than if the Fund had invested directly in the investment or instrument. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular non-U.S. currency, in the value of an Investment Fund, or in a “basket” of securities representing a particular index. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses in the Statement of Operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

4. Financial Instruments with Off-Balance Sheet Risk (continued)

Swap Agreements (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations or rights under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.

Swaps are valued based on market values provided by dealers. The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive, which may be different from the amounts recorded in the Statement of Assets and Liabilities.

The unrealized appreciation (depreciation), rather than the contract amount, represents the approximate future cash to be received or paid, respectively.

As of June 30, 2006, there were no swap contracts outstanding.

5. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. Investments in Investment Funds

As of June 30, 2006, the Fund invested primarily in Investment Funds, none of which are related parties of Morgan Stanley. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners in the form of management fees ranging from 1.0% to 3.0% annually of net assets and performance incentive fees/allocations ranging from 20% to 30% of net profits earned.

At June 30, 2006, none of the Fund’s capital was invested in Investment Funds with lockups extending beyond one year from June 30, 2006.

Prepaid investments in Investment Funds represent amounts transferred to Investment Funds prior to period-end relating to investments to be made effective July 1, 2006, pursuant to each Investment Fund’s operating agreements.

For the period from January 1, 2006 (commencement of operations) to June 30, 2006, aggregate purchases of investments in Investment Funds were $30,000,000. There were no sales of investments in Investment Funds during the period from January 1, 2006 (commencement of operations) to June 30, 2006.

Alternative Investment Partners Absolute Return Fund

Notes to Financial Statements (Unaudited) (continued)

6. Investments in Investment Funds (continued)

The cost of investments for federal income tax purposes is adjusted for items of taxable income or loss allocated to the Fund from the Investment Funds. The allocated taxable income or loss is reported to the Fund by the Investment Funds on Schedule K-ls. The Fund has not yet received any Schedule K-ls for the tax year ending December 31, 2006. Such tax adjustments for the year ending December 31, 2006 will be made once the Fund has received all 2006 Schedule K-ls from the Investment Funds.

7. Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders. The calculations below are not annualized.

For the Period from January 1, 2006 (a) to June 30, 2006
For a share outstanding throughout the period:
Net asset value, beginning of period	$1,000.00

Net investment loss	(20.38)
Net realized and unrealized gain from investments	69.42

Net increase resulting from operations	49.04

Net asset value, end of period	$1,049.04

Total return (b)	4.90%
Ratio of total expenses to average net assets (c)	2.04%
Ratio of net investment loss to average net assets (d)	(2.02%)
Portfolio turnover	0.00%
Net assets, end of period (000s)	$31,772

(a)	Commencement of operations.
(b)	Total return assumes a purchase of a share in the Fund at the beginning of the period indicated and a sale of the Fund share on the last day of the period indicated, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.
(c)	Ratio does not reflect the Fund’s proportionate share of the expenses of the Investment Funds.
(d)	Ratio does not reflect the Fund’s proportionate share of the income and expenses of the Investment Funds.

The above ratios and total return have been calculated for the Shareholders taken as a whole. An individual Shareholder’s return and ratios may vary from these returns and ratios due to the timing of capital transactions and withholding tax allocation, as applicable.

8. Subsequent Events

From July 1, 2006 through August 16, 2006, the Fund accepted approximately $24.3 million in additional subscriptions.

Alternative Investment Partners Absolute Return Fund

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Fund’s Investment Funds; and (2) how the Fund voted proxies relating to Investment Funds during the most recent period from the Fund’s commencements of operations to June 30, 2006 is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-Q will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

Alternative Investment Partners Absolute Return Fund

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Trustees

Michael Nugent, Chairman of the Board and Trustee

Michael Bozic

Charles A. Fiumefreddo

Edwin J. Garn

Wayne E. Hedien

James F. Higgins

Dr. Manuel H. Johnson

Joseph J. Kearns

Fergus Reid

Officers

Ronald E. Robison, President and Principal Executive Officer

Barry Fink, Vice President

Stefanie Chang Yu, Vice President

Cory Pulfrey, Vice President

Amy R. Doberman, Vice President

Carsten Otto, Chief Compliance Officer

James W. Garrett, Treasurer and Chief Financial Officer

Noel Langlois, Assistant Treasurer

Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428

Administrator, Custodian and Fund Accounting Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02116

Transfer Agent

Boston Financial Data Services, Inc.

66 Brooks Drive

Braintree, Massachusetts 02184

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, New York 10036

Legal Counsel

Clifford Chance US LLP

31 West 52nd Street

New York, New York 10019

[LOGO] Morgan Stanley

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS. Refer to Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to semi-annual reports.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	(1) Code of Ethics is not applicable to a semi-annual report.

(2) Certifications of Principal Executive Officer and Principal Financial Officer attached to this report as part of EX-99.CERT.

[LOGO] Morgan Stanley

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MORGAN STANLEY INSTITUTIONAL FUND OF HEDGE FUNDS LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	President
Date:	September 6, 2006

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	September 6, 2006

By:	/s/ James W. Garrett
Name:	James W. Garrett
Title:	Principal Financial Officer
Date:	September 6, 2006